EQUITY (Details Narrative) - USD ($)											1 Months Ended	3 Months Ended		6 Months Ended			12 Months Ended
		Apr. 16, 2025	Jan. 15, 2025	Jun. 18, 2024	Nov. 21, 2023	Oct. 31, 2023	Aug. 25, 2023	Mar. 15, 2023	Mar. 10, 2023	Jan. 22, 2003	Jan. 31, 2023	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024		Sep. 30, 2024		Sep. 30, 2023	Jan. 01, 2023
Subsidiary, Sale of Stock [Line Items]
Number of shares issued for services														0
Value of shares issued for services																	$ 222,919		$ 434,895
Stock based compensation															$ 222,919
Shares issued in private placement		2,070,000
Share issuance costs		$ 8,901,000												$ 22,789	$ 75,000		$ 139,017
Reverse stock split			1.2-for-1 reverse split									1.2-for-1 reverse stock split	1.2-for-1 reverse stock split	1.2-for-1 reverse stock split	1.2-for-1 reverse stock split		1.2-for-1 reverse stock split.		1.2-for-1 reverse stock split.
Common stock, shares issued									1,000			10,031,273		10,031,273			10,031,273		7,986,112
Common stock, shares outstanding									1,000			10,031,273		10,031,273			10,031,273		7,986,112
Accounts payable																	$ 0		$ 218,267
Additional paid-in capital												$ 2,162,945		$ 2,162,945			$ 2,162,945		$ 436,409
Reverse stock split conversion			every 1.2 common shares outstanding automatically combined and converted into 1 issued and outstanding common share,
Jason Goepfert [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares exchange										1,000
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued for services	[1]																205,856		69,445
Value of shares issued for services																	$ 206		$ 69
Number of shares issued	[2]														205,856
Stock based compensation															$ 206
Number of shares exchange							1,000								1,339,299	[2]	1,839,305	[1]
Shares issued description							Concurrent with the Share Exchange, the Company issued 2,375,000 shares of its common stock to Up and Up, an entity controlled by Mr. Nicolas Kuan Liang Lin, who owns 30% equity interest of the Company. The share issuance was accounted as an equity transaction at nominal amount.
Common Stock [Member] | Jason Goepfert [Member]
Subsidiary, Sale of Stock [Line Items]
Share price per share																				$ 1,171.875
Repurchased shares											300
Repurchased aggregate price											$ 351,562
Cancelled shares											300
Common Stock [Member] | Sundial And Eric Brown [Member]
Subsidiary, Sale of Stock [Line Items]
Share price per share									$ 1,171.875
Repurchased shares									128
Repurchased aggregate price									$ 150,000
Cancelled shares									128
Common Stock [Member] | Mr Hao Hu [Member]
Subsidiary, Sale of Stock [Line Items]
Share price per share								$ 1,171.875
Restricted shares								300
Restricted value								$ 351,562
Additional paid-in capital								$ 351,562
Exchange shares							300
Restricted shares							$ 1,662,500
Common Stock [Member] | Elixir [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued in private placement							3,879,167
Non-Brokered Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued in private placement				500,001		1,339,293
Share price per share				$ 0.84		$ 0.84
Gross proceed from private placement				$ 420,001		$ 1,125,007
Share issuance costs				$ 3,136		$ 36,210
Research Capital Corporation [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued for services						16,071
Value of shares issued for services						$ 13,500
Share price per share						$ 0.84
Monic Wealth Solutions Ltd [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued for services					50,896										50,896		50,896
Value of shares issued for services					$ 42,753										$ 42,753		$ 42,753
Share price per share					$ 0.84								$ 0.84		$ 0.84		$ 0.84
Greentown [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued in private placement							1,662,500
Number of shares exchange							300
Project Development Agreement [Member] | Wuyao Safety Technology [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued for services							208,333
Value of shares issued for services							$ 250,000
Number of shares issued															13
Stock based compensation															$ 100,000		$ 138,889		$ 69,444
Share price per share							$ 1.20

[1]	Shares and per share data are presented on a retroactive basis to reflect the reorganization and the
[2]	Shares and per share data are presented on a retroactive basis to reflect the reorganization and the 1.2-for-1 reverse stock split.